Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2003
ASSETS
Cash and cash equivalents	$ 45,879	$ 67,304	$ 45,498
Other assets	12,254	6,858
Total assets	880,545	665,025
Liabilities and Equity
Subordinated debentures	14,806	14,767		$ 5,155
Stockholders' equity	80,664	45,559	40,261
Total liabilities and stockholder's equity	880,545	665,025
Parent Company [Member]
ASSETS
Cash and cash equivalents	10,037	2,675	$ 523
Investment in banking subsidiary	88,317	62,479
Investment in and advances to other subsidiary	238	233
Other assets	2,045	1,213
Total assets	100,637	66,600
Liabilities and Equity
Subordinated debentures	14,806	14,767
Other borrowings	5,000	6,000
Accrued expenses and other liabilities	167	274
Stockholders' equity	80,664	45,559
Total liabilities and stockholder's equity	$ 100,637	$ 66,600